STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2010
STOCKHOLDERS' EQUITY
9.	STOCKHOLDERS’ EQUITY
Convertible Preferred Series A
5,000,000 shares of preferred stock were designated as new Series A Convertible Preferred Stock (“Series A”).  The Series A is convertible to common shares on a four-for-one basis, is due dividends at $0.10 per share as authorized by the Board, has a liquidation value of $1.00 per share and has equivalent voting rights as common shares on a share for share basis.  Once the Series A shares have been issued, they cannot be reissued.

During 2007, the Company converted 15,000 shares of the Company’s Series A convertible preferred stock into 75,000 shares of the Company’s common stock at the request of certain Series A convertible preferred stock holders.

During 2008, there were no shares of Series A convertible preferred stock issued.  Also during 2008, 100,000 shares of common stock were issued relating to the conversion of 25,000 shares of Series A convertible preferred stock.

During 2010 and 2009, there were no shares of Series A convertible preferred stock issued.

Convertible Preferred Stock Series B
On February 3, 2004, the board of directors designated 30,000 shares of preferred stock as Series B Convertible Preferred Stock (“Series B”).  The Series B is convertible to common shares on a one thousand-for-one ratio, is due dividends at $1 per share payable quarterly as authorized by the Board and the dividends are cumulative.  Series B has a liquidation value of $240 per share and has voting rights of one thousand votes per Series B share.  Once the Series B shares have been issued, they cannot be reissued.
During 2010 and 2009, there were no shares of Series B convertible preferred stock issued and no shares were outstanding.

Convertible Preferred Stock Series C
The Company authorized for issuance 10,000 shares of preferred stock, designated as Series C Preferred Stock (“Series C”), as the result of a negotiated investment plan with a specific investment group.  Ownership of the stock is limited to this investment group.  The owners and holders of the Series C Preferred Stock have the rights to appoint three board seats and have the right to exchange any Common Shares they own into shares of Series C at any time, up to the number of Series C shares authorized, at a one-for-one ratio.  During 2010 and 2009, there were no shares of Series C convertible preferred stock issued and no shares were outstanding.

Common Stock Dividend Restrictions
There is a restriction on the common stock dividends as any cumulative preferred stock dividends are required to be paid prior to any common stock dividends being paid.  Also, retained earnings would be restricted upon an involuntary liquidation by the cumulative unpaid preferred dividends to the preferred stockholders and for the $1 per share Series A and $240 per share Series B liquidation preferences.

Common Stock Issuances
During 2009, 1,129,220 shares of common stock were issued resulting from the exercise of warrants and options with proceeds of $22,979.

During 2009, 2,500,000 shares of common stock were issued for services performed by consultants.  $535,000 of consulting expense was recorded in relation to these transactions based on the fair market value of the stock on the date of grant.

During 2010, 14,134,085 shares of common stock were issued to two investors who converted their promissory notes totaling $1,250,000 and related accrued interest of $242,560 to common equity at $0.1056 per share.  A shareholder with more than 10% beneficial ownership in the Company and a shareholder with more than 5% beneficial ownership in the Company participated in this transaction.

During 2010, 1,000,000 shares of common stock were issued as part of the settlement of the $4,900,000 convertible promissory note and $850,500 in accrued interest on this note related to the acquisition of CUI, Inc.  The shares were valued at $70,000 in accordance with the convertible promissory note stated conversion rate of $0.07 per share.  A related party and two corporate officers, one of whom is also a director are principals in the corporate note holder and each received shares from this transaction.

During 2010, 18,939,394 shares of common stock were issued to four standby letter of credit guarantors who converted $2,000,000 of their letters of credit to common equity at $0.1056 per share.  Two directors, one former corporate officer and a shareholder with more than 5% beneficial ownership in the Company participated in this transaction.

During 2010, 1,000,000 shares of common stock were issued to three investors who exercised warrants at $0.01 per share.  The company received proceeds of $10,000.  One director, one former director and one former corporate officer participated in this transaction.  These warrants were granted to the Standby Letter of Credit guarantors as a bonus inducement to participate in the Letter of Credit guarantee that was used to secure the term loan necessary for the acquisition of CUI, Inc.

During 2010, 53,592 shares of common stock were issued to an investor in consideration for a warrant exercise at $0.20 per share.  The company received proceeds of $10,718.

During 2010, 666,666 shares of common stock were issued to a limited liability company investor that converted $100,000 of its promissory note to common equity at $0.15 per share in accordance with the convertible note terms.  A former officer of CUI Global is a principal in the limited liability company.

During 2010, 210,000 shares of common stock were issued for services performed by a consultant.  $42,000 of consulting expense was recorded in relation to this transaction based on the fair market value of the stock on the date of grant.

During 2010, 54,310 shares of common stock were issued in relation to the exercise of 2008 Equity Incentive Plan options at $0.19 per share with proceeds of $9,500.  The company received no cash payment for 4,310 of these shares because the options were exercised through a cashless exercise election.

During 2010, 100,000 shares of common stock were issued to an employee as a bonus.  These shares were valued at $28,000 as of the date of issuance.

During 2010, 7,100,000 shares of common stock were sold at $0.20 per share pursuant to stock purchase agreements with proceeds of $1,420,000.  50,000 of these shares were issuable at 12/31/2010.  One director and a former corporate officer participated in this transaction.

During 2010, 1,000,000 shares of common stock were issued as settlement of $200,000 of principal on a promissory note related to the acquisition of CUI, Inc.  The conversion rate was $0.20 per share.  A related party and two corporate officers, one of whom is also a director are principals in the corporate note holder and each received shares from this transaction.

Non-Employee Stock Warrants

During 2010 and 2009, no warrants were issued by the Company.
A summary of the warrants issued to non-employees for services as of December 31, 2010 and 2009 and changes during the years is presented below:

	2010		2009
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Warrants	Price	Warrants	Price
Balance at beginning of period	13,602,620	$0.11	20,823,373	$0.13
Granted	-	$-	-	$-
Exercised	(1,053,592)	$0.02	(980,769)	$0.01
Forfeited (expired)	(50,000)	$0.25	(6,239,984)	$0.20
Balance at end of period	12,499,028	$0.12	13,602,620	$0.11
Warrants exercisable at end of period	12,499,028	$0.12	12,102,620	$0.12
Weighted average fair value of warrants granted during the period		$-		$-

During 2010, warrants to purchase 50,000 shares of common stock expired during the year and are recorded as forfeited in the table above.  During 2009, warrants to purchase 6,239,984 shares of common stock expired during the year and are recorded as forfeited in the table above.

The following table summarizes information about non-employee stock warrants outstanding and exercisable that were issued for services at December 31, 2010 and 2009:

Warrants Outstanding				Warrants Exercisable
	Number	Weighted		Number
	Outstanding at	Average	Weighted	Exercisable at	Weighted
Range of	December 31,	Remaining	Average	December 31,	Average
Exercise Price	2010	Contractual Life	Exercise Price	2010	Exercise Price
$0.01	5,302,135	0.29 Years	$0.01	5,302,135	$0.01
$0.20	7,196,893	0.19 Years	$0.20	7,196,893	$0.20
	12,499,028	0.48 Years	$0.12	12,499,028	$0.12

Warrants Outstanding				Warrants Exercisable
	Number	Weighted		Number
	Outstanding at	Average	Weighted	Exercisable at	Weighted
Range of	December 31,	Remaining	Average	December 31,	Average
Exercise Price	2009	Contractual Life	Exercise Price	2009	Exercise Price
$0.01	6,302,135	0.66 Years	$0.01	4,802,135	$0.01
$0.20	7,250,485	0.67 Years	$0.20	7,250,485	$0.20
$0.25	50,000	0.00 Years	$0.25	50,000	$0.25
	13,602,620	1.33 Years	$0.11	12,102,620	$0.12

1,500,000 warrants outstanding with an exercise price of $0.01 had not vested as of December 31, 2009 and therefore were not included as exercisable at December 31, 2009.

Employee Stock Options and Warrants
On May 15, 2008 the Company’s Board of Directors adopted the Waytronx, Inc. 2008 Equity Incentive Plan (the “Equity Incentive Plan”) and authorized 1,500,000 shares of Common Stock to fund the Plan.  At the 2008 Annual Meeting of Shareholders held on September 15, 2008, the Equity Incentive Plan was approved by the Company shareholders.  At the 2009 Annual Meeting of Shareholders held on September 29, 2009, the shareholders approved an amendment to the 2008 Equity Incentive Plan to increase the number of common shares issuable under the plan from 1,500,000 to 3,000,000.  All of these shares have been registered under Form S-8.
The 2008 Equity Incentive Plans is intended to: (a) provide incentive to employees of the Company and its affiliates to stimulate their efforts toward the continued success of the Company and to operate and manage the business in a manner that will provide for the long-term growth and profitability of the Company; (b) encourage stock ownership by employees, directors and independent contractors by providing them with a means to acquire a proprietary interest in the Company by acquiring shares of Stock or to receive compensation which is based upon appreciation in the value of Stock; and (c) provide a means of obtaining and rewarding employees, directors, independent contractors and advisors.

The 2008 Equity Incentive Plans provide for the issuance of incentive stock options (ISOs) and Non Statutory Options (NSOs) to employees, directors and independent contractors of the Company.  The Board shall determine the exercise price per share in the case of an ISO at the time an option is granted and such price shall be not less than the fair market value or 110% of fair market value in the case of a ten percent or greater stockholder.  In the case of an NSO, the exercise price shall not be less than the fair market value of one share of stock on the date the option is granted.  Unless otherwise determined by the Board, ISOs and NSOs granted under the both plans have a maximum duration of 10 years.

On January 5, 2009 the Company Board of Directors received and approved a written report and recommendations of the Compensation Committee which included a detailed executive equity compensation report and market analysis and the recommendations of Compensia, Inc., a management consulting firm that provides executive compensation advisory services to compensation committees and senior management of knowledge-based companies.  The Compensation Committee used the report and analysis as a basis for its formal written recommendation to the board.  Pursuant to a January 8, 2009 board resolution the 2009 Equity Incentive Plan (Executive), a Non-Qualified Stock Option Plan, was created and funded with 4,200,000 shares of $0.001 par value common stock.  The Compensation Committee was appointed as the Plan Administrator to manage the plan.  October 11, 2010, CUI Global authorized an additional 3,060,382 options under the 2009 Equity Incentive Plan (Executive).

The 2009 Equity Incentive Plan (Executive) provides for the issuance of Incentive Non Statutory Options to attract, retain and motivate executive and management employees and directors and to encourage these individuals to acquire an equity interest in the Company, to make monetary payments to certain management employees and directors based upon the value of the Company’s stock and to provide these individuals with an incentive to maximize the success of the Company and further the interest of the shareholders.  The Administrator of the plan is authorized to determine the exercise price per share at the time the option is granted, but the exercise price shall not be less than the fair market value on the date the option is granted.  Stock options granted under the 2009 Plan have a maximum duration of 10 years.

At December 31, 2010, there are 1,463,894 shares of common stock available under the 2008 Equity Incentive Stock Plan and 191,727 available under the 2009 Equity Incentive Plan (Executive).

During the years ended 2010 and 2009, the Company recorded compensation expense of $74,912 and $35,942, respectively, for stock options that the requisite service was performed during the year.  The compensation expense is recorded over the vesting period based upon fair market value of the options using the Black Scholes option model in accordance with FASB ASC 718 as discussed in section Employee Stock Options and Warrants.
A summary of the warrants and options issued to employees and directors as of December 31, 2010 and 2009 and changes during the year are presented below:

	Number of	Weighted	Number of	Weighted
	Warrants and	Average	Warrants and	Average
	Options	Exercise Price	Options	Exercise Price
Balance at beginning of period	7,663,273	$0.17	5,270,000	$0.13
Exercised	(54,310)	$0.19	-	$-
Expired	(2,000,000)	$0.01	(1,900,000)	$0.24
Forfeited	(143,190)	$0.19	(80,000)	$0.19
Granted	3,335,382	$0.29	4,373,273	$0.24
Balance at end of period	8,801,155	$0.25	7,663,273	$0.17
Exercisable	5,308,773	$0.22	6,205,273	$0.15

As of December 31, 2010 and 2009, there were 3,492,382 and 1,458,000, respectively, non-vested warrants and options issued to employees and directors.

The weighted average fair value of warrants and options granted during the periods are as follows:

	2010	2009
Exercise price lower than the market price	$-	$-
Exercise price equaled the market price	$0.30	$-
Exercise price exceeded the market price	$0.19	$0.19
Exercise price exceeded the market price	$-	$0.25

The fair value of warrants and options granted during 2010 was estimated on the dates of the grants using the following assumptions: dividend yield of 0%, expected volatilities of 95% - 163%, risk-free interest rates of 0.35% - 0.75% and expected lives of 2 years.

The fair value of warrants and options granted during 2009 was estimated on the dates of the grants using the following assumptions:  dividend yield of 0%, expected volatilities of 99% - 135%, risk-free interest rates of 0.73% - 0.93% and expected lives of 2 years.
The following tables summarize information about employee stock warrants and options outstanding at December 31, 2010 and 2009:

				Warrants and Options
Warrants and Options Outstanding December 31, 2010				Exercisable December 31, 2010
	Number	Weighted		Number
	Outstanding at	Average	Weighted	Exercisable at	Weighted
Range of	December 31,	Remaining	Average	December 31,	Average
Exercise Price	2010	Contractual Life	Exercise Price	2010	Exercise Price
$0.01	350,000	0.03 Years	$0.01	350,000	$0.01
$0.19	1,382,500	1.29 Years	$0.19	1,382,500	$0.19
$0.25	4,008,273	3.65 Years	$0.25	3,576,273	$0.25
$0.30	3,060,382	3.40 Years	$0.30	-	$0.30
	8,801,155	8.37 Years	$0.25	5,308,773	$0.22

				Warrants and Options
Warrants and Options Outstanding December 31, 2009				Exercisable December 31, 2009
	Number	Weighted		Number
	Outstanding at	Average	Weighted	Exercisable at	Weighted
Range of	December 31,	Remaining	Average	December 31,	Average
Exercise Price	2009	Contractual Life	Exercise Price	2009	Exercise Price
$0.01	2,350,000	0.05 Years	$0.01	2,350,000	$0.01
$0.19	1,305,000	1.96 Years	$0.19	1,305,000	$0.19
$0.25	4,008,273	6.17 Years	$0.25	2,550,273	$0.25
	7,663,273	8.18 Years	$0.17	6,205,273	$0.15